CMG MAULDIN SOLUTIONS CORE FUND

Class A	Ticker: GEFAX
Class I	Ticker: GEFIX

a series of Northern Lights Fund Trust

Supplement dated June 12, 2018 to the Prospectus and SAI dated August 28, 2017

CMG Capital Management Group, Inc., the investment adviser to the CMG Mauldin Solutions Core Fund (the “Fund”), has hired John Mauldin as Chief Economist. Additionally, effective immediately, Mauldin Solutions, LLC has been terminated as sub-adviser of the Fund. Therefore, all references to Mauldin Solutions, LLC are removed from the Prospectus and SAI. Mr. John Mauldin will continue to serve the Fund as a co-portfolio manager in his capacity as an employee of CMG Capital Management Group, Inc.

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The following replaces the information in the section titled “Investment Adviser Portfolio Managers” on page 4 of the Prospectus:

Investment Adviser Portfolio Manager: Stephen Blumenthal, Founder and Chief Executive Officer of CMG Capital Management Group, Inc., and John Mauldin, Chief Economist of CMG Capital Management Group, Inc., have each served the Fund as portfolio managers since March 2017.

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The following paragraph is added at the end of the section titled “Investment Adviser Portfolio Managers” on page 22 of the Prospectus:

John Mauldin is the Chief Economist of the Adviser and co-portfolio manager of the CMG Mauldin Solutions Core Fund. Michael Hee is responsible for management of the CMG Tactical All Asset Strategy Fund.

Mr. Mauldin joined CMG Capital Management Group, Inc., in 2018. Mr. Mauldin founded Mauldin Securities, LLC, a broker-dealer, in 1999 and has served as its President and Registered Principal since 2004. Mr. Mauldin holds a B.A. from Rice University and a Master of Divinity degree from Southwestern Baptist Theological Seminary.

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The following sentence replaces the second paragraph of the section titled “Compensation” on page 43 of the SAI:

Mr. Mauldin, as a portfolio manager of the CMG Mauldin Solutions Core Fund, receives variable, asset-based compensation depending upon asset levels in the CMG Mauldin Solutions Core Fund. Mr. Mauldin is also eligible for an annual discretionary performance bonus payment.

Mr. Hee, as a portfolio manager of the CMG Tactical All Asset Strategy Fund, receives a salary for serving as a portfolio manager.

This Supplement and the existing Prospectus and SAI dated August 28, 2017, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI dated August 28, 2017, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-866-CMG-9456.

CMG MAULDIN SOLUTIONS CORE FUND

Class A	Ticker: GEFAX
Class I	Ticker: GEFIX

a series of Northern Lights Fund Trust

Supplement dated June 12, 2018 to the Statement of Additional Information (“SAI”)

dated August 28, 2017

CMG Capital Management Group, Inc. has hired John Mauldin as Chief Economist, and, effective immediately, Mauldin Solutions, LLC has been removed as Sub-Adviser of the CMG Mauldin Solutions Core Fund (the “Fund”). Accordingly, all references to Maudlin Solutions, LLC are removed from the SAI.

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The following paragraph under the section titled “Investment Adviser” on page 32 replaces in its entirety the existing first paragraph:

CMG Capital Management Group, Inc., located at 1000 Continental Drive, Suite 570, King of Prussia, PA 19406, serves as investment adviser to each Fund. The Adviser was established in 1992 and provides investment advice to individuals, corporations, pension and profit sharing plans, trusts, and other organizations. Stephen B. Blumenthal is the controlling beneficial owner of the Adviser, and the current Portfolio Manager for the CMG Tactical Bond Fund, CMG Mauldin Solutions Core Fund and CMG Tactical All Asset Strategy Fund. Michael Hee is the current co-Portfolio Manager for the CMG Tactical All Asset Strategy Fund. John Mauldin is the current co-Portfolio Manager for the CMG Mauldin Solutions Core Fund.

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The section titled “Compensation” on page 43 is deleted and replaced with the following:

Mr. Blumenthal, as a portfolio manager of CMG, receives a salary for serving as the portfolio manager of the CMG Mauldin Solutions Core Fund, CMG Tactical Bond Fund and CMG Tactical All Asset Strategy Fund.  Mr. Blumenthal is a principal and equity owner of CMG, and therefore also shares in the Adviser’s profits. Mr. Mauldin, as a portfolio manager of the CMG Mauldin Solutions Core Fund, receives variable, asset-based compensation, depending upon asset levels in the CMG Mauldin Solutions Core Fund. Mr. Mauldin is also eligible for an annual discretionary performance bonus payment.

Mr. Hee, as a portfolio manager of the CMG Tactical All Asset Strategy Fund, receives a salary for serving as a portfolio manager.

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This Supplement and the existing Prospectus dated August 28, 2017, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2017, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-866-CMG-9456.